Provisions for impairment charges - Industry classification (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Financial assets
Provisions for impairment charges and credit commitments	$ 3,053	$ 3,119	$ 3,602	$ 3,332	$ 3,481
Percentage of provision for impairment charges and credit commitments	100.00%	100.00%	100.00%	100.00%	100.00%
Individually assessed
Financial assets
Provisions for impairment charges and credit commitments	$ 422	$ 480	$ 869	$ 669	$ 867
Percentage of provision for impairment charges and credit commitments	13.80%	15.40%	24.10%	20.10%	24.90%
Individually assessed | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 387	$ 433	$ 752	$ 553	$ 691
Percentage of provision for impairment charges and credit commitments	12.60%	13.90%	20.90%	16.60%	19.90%
Individually assessed | New Zealand
Financial assets
Provisions for impairment charges and credit commitments	$ 33	$ 45	$ 99	$ 107	$ 128
Percentage of provision for impairment charges and credit commitments	1.10%	1.40%	2.70%	3.20%	3.60%
Individually assessed | Other Overseas
Financial assets
Provisions for impairment charges and credit commitments	$ 2	$ 2	$ 18	$ 9	$ 48
Percentage of provision for impairment charges and credit commitments	0.10%	0.10%	0.50%	0.30%	1.40%
Individually assessed | Accommodation, cafes and restaurants | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 9	$ 15	$ 39	$ 38	$ 47
Percentage of provision for impairment charges and credit commitments	0.30%	0.50%	1.10%	1.10%	1.40%
Individually assessed | Agriculture, forestry and fishing | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 13	$ 9	$ 21	$ 23	$ 47
Percentage of provision for impairment charges and credit commitments	0.40%	0.30%	0.60%	0.70%	1.40%
Individually assessed | Agriculture, forestry and fishing | New Zealand
Financial assets
Provisions for impairment charges and credit commitments	$ 13	$ 11	$ 11	$ 6	$ 6
Percentage of provision for impairment charges and credit commitments	0.40%	0.40%	0.30%	0.20%	0.20%
Individually assessed | Construction | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 24	$ 20	$ 23	$ 20	$ 61
Percentage of provision for impairment charges and credit commitments	0.80%	0.60%	0.60%	0.60%	1.80%
Individually assessed | Construction | New Zealand
Financial assets
Provisions for impairment charges and credit commitments			$ 1	$ 1	$ 1
Individually assessed | Finance and insurance | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 25	$ 6	$ 15	$ 23	$ 24
Percentage of provision for impairment charges and credit commitments	0.80%	0.20%	0.40%	0.70%	0.70%
Individually assessed | Manufacturing | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 49	$ 40	$ 120	$ 41	$ 36
Percentage of provision for impairment charges and credit commitments	1.60%	1.30%	3.40%	1.20%	1.00%
Individually assessed | Manufacturing | New Zealand
Financial assets
Provisions for impairment charges and credit commitments	$ 6	$ 4	$ 34	$ 33	$ 33
Percentage of provision for impairment charges and credit commitments	0.20%	0.10%	0.90%	1.00%	0.90%
Individually assessed | Mining | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 9	$ 19	$ 41	$ 11	$ 15
Percentage of provision for impairment charges and credit commitments	0.30%	0.60%	1.10%	0.30%	0.40%
Individually assessed | Mining | New Zealand
Financial assets
Provisions for impairment charges and credit commitments			$ 14	$ 13	$ 36
Percentage of provision for impairment charges and credit commitments			0.40%	0.40%	1.00%
Individually assessed | Property | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 47	$ 74	$ 125	$ 127	$ 200
Percentage of provision for impairment charges and credit commitments	1.50%	2.40%	3.50%	3.90%	5.70%
Individually assessed | Property | New Zealand
Financial assets
Provisions for impairment charges and credit commitments	$ 6	$ 20	$ 31	$ 42	$ 38
Percentage of provision for impairment charges and credit commitments	0.20%	0.60%	0.90%	1.30%	1.10%
Individually assessed | Property services and business services | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 35	$ 77	$ 215	$ 97	$ 83
Percentage of provision for impairment charges and credit commitments	1.10%	2.50%	6.00%	2.90%	2.40%
Individually assessed | Property services and business services | New Zealand
Financial assets
Provisions for impairment charges and credit commitments			$ 1	$ 1
Individually assessed | Services | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 27	$ 25	$ 16	$ 20	$ 32
Percentage of provision for impairment charges and credit commitments	0.90%	0.80%	0.40%	0.60%	0.90%
Individually assessed | Services | New Zealand
Financial assets
Provisions for impairment charges and credit commitments	$ 1	$ 2	$ 2	$ 2	$ 1
Percentage of provision for impairment charges and credit commitments	0.10%	0.10%	0.10%	0.10%
Individually assessed | Trade | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 39	$ 37	$ 62	$ 39	$ 70
Percentage of provision for impairment charges and credit commitments	1.30%	1.20%	1.70%	1.20%	2.00%
Individually assessed | Trade | New Zealand
Financial assets
Provisions for impairment charges and credit commitments		$ 1	$ 1	$ 1	$ 2
Percentage of provision for impairment charges and credit commitments					0.10%
Individually assessed | Transport and storage | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 16	$ 14	$ 14	$ 54	$ 12
Percentage of provision for impairment charges and credit commitments	0.50%	0.40%	0.40%	1.60%	0.30%
Individually assessed | Transport and storage | New Zealand
Financial assets
Provisions for impairment charges and credit commitments					$ 1
Individually assessed | Utilities | Australia
Financial assets
Provisions for impairment charges and credit commitments					$ 2
Percentage of provision for impairment charges and credit commitments					0.10%
Individually assessed | Retail lending | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 92	$ 94	$ 57	$ 57	$ 60
Percentage of provision for impairment charges and credit commitments	3.00%	3.00%	1.60%	1.70%	1.70%
Individually assessed | Retail lending | New Zealand
Financial assets
Provisions for impairment charges and credit commitments	$ 7	$ 7	$ 4	$ 8	$ 10
Percentage of provision for impairment charges and credit commitments	0.20%	0.20%	0.10%	0.20%	0.30%
Individually assessed | Other | Australia
Financial assets
Provisions for impairment charges and credit commitments	$ 2	$ 3	$ 4	$ 3	$ 2
Percentage of provision for impairment charges and credit commitments	0.10%	0.10%	0.10%	0.10%	0.10%
Collectively assessed
Financial assets
Provisions for impairment charges and credit commitments	$ 2,631	$ 2,639	$ 2,733	$ 2,663	$ 2,614
Percentage of provision for impairment charges and credit commitments	86.20%	84.60%	75.90%	79.90%	75.10%